DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 19,645
PBF Energy [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Percentage of total economic interest		97.20%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage		44.10%
Limited Partner, Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage		55.90%
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Units owned		18,459,497